Short-Term Borrowings and Long-Term Loan (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Bank Loans [Abstract]
Schedule of Long Term Debt
Lender	Interest rate per annum	December 31, 2016		December 31, 2015
		RMB	US$	RMB
BANK LOANS
Bank of SPD.
- November 16, 2016 to November16, 2017	5.22%	15000	2,160	-
Bank of Weifang.
- July 15, 2016 to July 15, 2017	7.5%	19,500	2,809	-
- July 15, 2016 to July 15, 2017	7.5%	15,000	2,160	-
- July 20, 2016 to July 20, 2017	7.5%	6,400	922	-
- July 20, 2016 to July 20, 2017	7.5%	1,800	259	-
- July 20, 2016 to July 20, 2017	7.5%	2,300	331	-

Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	4.41%	3,300	475	6,650
		63,300	9,117	6,650
Less: amounts classified as short-term loan		(60,000)	(8,642)	-
Less: long-term loan, current portion;		(3,300)	(475)	(3,350)
Long-term Loan		-	-	3,300

Schedule of Bank Loans Outstanding
	December 31, 2016		December 31, 2015	December 31, 2014
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	60,000	8,642
Bills receivable	-	-	-	-
Guarantee company	3,300	475	6,650	10,000
Restricted cash		-
	63,330	9,117	6,650	10,000

Schedule of Long-Term Bank Loans Maturity
	RMB	US$
Fiscal 2017	3,300	475